4. Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 5,956,596	$ 3,562,721	$ 2,654,180
Cost of sales	(2,742,147)	(2,069,752)	(1,397,365)
Administrative and selling expenses	(651,168)	(445,412)	(371,485)
Other operating income	640,480	1,137,736	735,517
Other operating expenses	(92,497)	(84,845)	(52,702)
Operating income	3,111,264	2,100,448	1,568,145
Other (expenses) income	(102,306)	(769,586)	(358,006)
Net income for the segment	3,008,958	1,330,862	1,210,139
Share in the net income for the segment	3,008,958	1,330,862	1,210,139
Electric power generation
Disclosure of operating segments [line items]
Revenues	5,956,596	3,562,721	2,654,180
Cost of sales	(2,742,147)	(2,069,752)	(1,397,365)
Administrative and selling expenses	(651,168)	(445,412)	(371,485)
Other operating income	640,480	1,137,736	735,517
Other operating expenses	(92,497)	(84,845)	(52,702)
Operating income	3,111,264	2,100,448	1,568,145
Other (expenses) income	(817,307)	(917,099)	(401,396)
Net income for the segment	2,293,957	1,183,349	1,166,749
Share in the net income for the segment	2,293,957	1,183,349	1,166,749
Natural gas distribution
Disclosure of operating segments [line items]
Revenues	6,621,959	3,852,158	1,339,636
Cost of sales	(4,366,884)	(3,166,223)	(1,064,934)
Administrative and selling expenses	(1,188,068)	(603,502)	(421,764)
Other operating income	2,232,236	0	17,510
Other operating expenses	0	125,878	0
Operating income	3,299,243	208,311	(129,552)
Other (expenses) income	(708,732)	(69,174)	148,659
Net income for the segment	2,590,511	139,137	19,107
Share in the net income for the segment	670,189	103,176	24,066
Others
Disclosure of operating segments [line items]
Revenues	502,035	388,014	338,303
Cost of sales	(322,057)	(243,796)	(208,935)
Administrative and selling expenses	0	0	(5,852)
Other operating income	0	0	0
Other operating expenses	0	0	0
Operating income	179,978	144,218	123,516
Other (expenses) income	(35,162)	(24,249)	587
Net income for the segment	144,816	119,969	124,103
Share in the net income for the segment	44,812	44,337	19,324
Adjustments and eliminations
Disclosure of operating segments [line items]
Revenues	(7,123,994)	(4,240,172)	(1,677,939)
Cost of sales	4,688,941	3,410,019	1,273,869
Administrative and selling expenses	1,188,068	603,502	427,616
Other operating income	(2,232,236)	0	(17,510)
Other operating expenses	0	(125,878)	0
Operating income	(3,479,221)	(352,529)	6,036
Other (expenses) income	1,458,895	240,936	(105,856)
Net income for the segment	(2,020,326)	(111,593)	(99,820)
Share in the net income for the segment	$ 0	$ 0	$ 0